Note 16 - Stockholders' Equity (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 27, 2021
Dividends, Common Stock, Cash	$ 0	$ 0
New Share Repurchase Program [Member]
Stock Repurchase Program, Authorized Amount, Increase			$ 4,200
Stock Repurchase Program, Authorized Amount			$ 6,000
Stock Repurchased During Period, Shares (in shares)	217,400	87,249
Stock Repurchased During Period, Value	$ 4,600	$ 1,500
Stock Repurchase Program, Remaining Authorized Repurchase Amount	$ 4,100